FEDERAL AND STATE INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current									$ 3,011	$ 915	$ 2,256
Deferred									545	1,785	784
Total provision for income taxes	$ 871	$ 1,031	$ 941	$ 713	$ 522	$ 779	$ 842	$ 557	$ 3,556	$ 2,700	$ 3,040